S-K 1603(a) SPAC Sponsor	Jan. 02, 2026	Dec. 22, 2025
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	OneIM Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act, as amended from time to time, and other applicable law, our sponsor’s business is focused on investing in our company. GCT Capital Partners II LP, a Cayman Islands exempted limited partnership, is the sole managing member of our sponsor and controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or

Our sponsor, officers, directors and director nominees.

Transfers are permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates and funds and accounts advised by such members, or any affiliates of our sponsor or any employee of such affiliates; (b) in the case of an individual, by gift to such person’s immediate family, any estate planning vehicle, or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order;

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

(c) publicly announce any intention to effect any transaction specified in clause (a) or (b), until the earlier of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

(e) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) in the event of our liquidation prior to the completion of our initial business combination; (g) pro rata distributions from our sponsor to its members pursuant to our sponsor’s limited liability company agreement; (h) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (h); or (j) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided, however, that in the case of clauses (a) through (h) and (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Units (including underlying securities)	The private placement units are not transferable or saleable until 30 days after the completion of our initial business combination.	Our sponsor, officers, directors and director nominees.	Same as above.